CERTIFICATION OF
                          STRONG MUNICIPAL FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                         STRONG MINNESOTA TAX-FREE FUND
                         STRONG WISCONSIN TAX-FREE FUND


STRONG MUNICIPAL FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Minnesota Tax-Free and the Strong Wisconsin Tax-Free Funds' Prospectuses and Statements of Additional Information each dated December 26, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 46 (File No. 33-7603; 811-4770), which was filed with the Securities and Exchange Commission on December 20, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of the Strong Minnesota Tax-Free and Strong Wisconsin Tax-Free Funds' Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                   STRONG MUNICIPAL FUNDS, INC.



                                   /S/ SUSAN A. HOLLISTER
                                   By:    Susan A. Hollister
                                   Title: Vice President and Assistant Secretary


Dated: December 31, 2002